Schedule of cash generating unit (Details) - Midatech pharma (wales) limited [member] - Cash-generating units [member] - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
IPRD carrying amount			£ 9,300
Goodwill carrying amount			£ 2,291
Valuation Basis	Value in use